Discontinued operations and assets classified as held for sale - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations	[1],[2],[3]	€ (10)	€ (19)	€ (213)
Advance income tax payment		78
Cash flows from (used in) investing activities, discontinued operations			(14)	662
Liabilities included in disposal groups classified as held for sale		30	0
Signify Member
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations				(198)
Dividend income				32
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation				218
Other operations [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations		(9)	(19)	(27)
Discontinued operations [member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations		(10)	(19)	(213)
Liabilities included in disposal groups classified as held for sale		141
Discontinued operations [member] | Property, plant and equipment [member]
Discontinued operations and assets classified as held for sale [Line Items]
Assets classified as held for sale		€ 2	€ 13
Discontinued operations [member] | Deconsolidation Signify [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Cash flows from (used in) investing activities, discontinued operations				(642)
Signify Member
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations				€ 198

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.